Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule Summarizes Changes in Stock Option
			Weighted		Weighted
	Options Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2014	87,850	$9.00- 15.00	3.42 years	$-	$14.00

Options granted	-	$-	-		$-
Options exercised	-	$-	-		$-
Options expired	(36,500)	$9.00- 21.00	-		$12.00

Balance at December 31, 2015	51,350	$12.00-15.00	7.12 years	$-	$15.00

Options granted	2,370,000	$0.50-1.00	-		$0.62
Options exercised	-	$-	-		$-
Options expired	(18,850)	$0.12-0.15	-		$14.84

Balance at December 31, 2016	2,402,500	$0.50-15	4.05 years	$-	$0.81

Exercisable at December 31, 2016	1,939,062	$0.50-15	3.95 years	$-	$0.88

Schedule Summarizes Changes in Stock Warrants
			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2014	23,107,701	$0.01-25	2.86 years	$-	$1

Warrants granted	312,500	$0.10-0.15	2.94 years		$0.013
Warrants exercised	(2,856,041)	$0.30	-		$0.30
Warrants adjusted (1)	(13,601,951)	$0.10-0.15	-		0.01
Warrants expired/cancelled	(158,706)	$6.00-25.00	-		$8.76

Balance at December 31, 2015	6,803,503	$0.1-10	1.90 years	$2,052,699	$0.81

Warrants granted	233,334	$0.40	1.71 years		$0.34
Warrants exercised	(202,500)	$0.10	-		$0.10
Warrants expired/cancelled	(3,254,832)	$0.01-6.00	-		$0.13

Balance at December 31, 2016	3,579,505	$0.01-10	0.52 years	$749	$4.45

Exercisable at December 31, 2016	3,579,505	$0.01-10	0.52 years	$749	$4.45